Stock Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares Available for Issuance Under the Plan
Balance at the beginning (in shares)	3,855,385
Additional shares authorized (in shares)	42,303,790
Options canceled (in shares)	(7,053,029)
Balance at the end (in shares)	21,583,149		3,855,385
Number of Shares Outstanding Under the Plan
Balance at the beginning (in shares)	38,794,307
Options granted (in shares)	31,629,055
Options exercised (in shares)	(22,257,454)
Options canceled (in shares)	(7,357,510)
Balance at the end (in shares)	40,808,398		38,794,307
Exercisable at the end (in shares)	20,890,313		20,379,015
Unvested at the end (in shares)	19,918,085		18,415,292
Weighted-Average Exercise Price
Balance at the beginning (in dollars per shares)	$ 0.14
Options granted (in dollars per shares)	0.82
Options exercised (in dollars per shares)	0.68
Options canceled (in dollars per shares)	0.39
Balance at the end (in dollars per shares)	0.33		$ 0.14
Exercisable at the end (in dollars per shares)	0.08		0.06
Unvested at the end (in dollars per shares)	$ 0.59		$ 0.23
Weighted-Average Remaining Contractual Term (Years) and Aggregate Intrinsic Value
Weighted average remaining contractual life, outstanding	7 years 7 months 10 days		7 years 8 months 1 day
Exercisable at the end (in years)	6 years 4 months 21 days		6 years 10 months 6 days
Unvested at the end (in years)	8 years 10 months 21 days		8 years 6 months 29 days
Aggregate intrinsic value outstanding	$ 354,489		$ 13,056
Exercisable at the end (in dollars)	$ 186,721		$ 8,492
Share-based Payment Arrangement, Option [Member]
Number of Shares Available for Issuance Under the Plan
Balance at the beginning (in shares)	3,855,385	11,372,786	11,372,786	32,119,990
Shares canceled due to plan termination (in shares)				(27,584,900)
Additional shares authorized (in shares)			8,000,000	16,371,625
Options granted (in shares)			(22,851,434)	(13,265,217)
Options exercised (in shares)			0
Options canceled (in shares)			7,334,033	3,731,288
Balance at the end (in shares)			3,855,385	11,372,786	32,119,990
Number of Shares Outstanding Under the Plan
Balance at the beginning (in shares)	38,794,307	41,374,901	41,374,901	39,849,830
Options granted (in shares)			22,851,434	13,265,217
Options exercised (in shares)			(16,772,359)	(5,402,490)
Options canceled (in shares)			(8,659,669)	(6,337,656)
Balance at the end (in shares)			38,794,307	41,374,901	39,849,830
Exercisable at the end (in shares)			20,379,015	18,177,953
Unvested at the end (in shares)			18,415,292	23,196,948
Weighted-Average Exercise Price
Balance at the beginning (in dollars per shares)	$ 0.14	$ 0.07	$ 0.07	$ 0.03
Options granted (in dollars per shares)			0.33	0.17
Options exercised (in dollars per shares)			0.25	0.03
Options canceled (in dollars per shares)			0.12	0.07
Balance at the end (in dollars per shares)			0.14	0.07	$ 0.03
Exercisable at the end (in dollars per shares)			0.06	0.04
Unvested at the end (in dollars per shares)			$ 0.23	$ 0.12
Weighted-Average Remaining Contractual Term (Years) and Aggregate Intrinsic Value
Weighted average remaining contractual life, outstanding			7 years 8 months 1 day	8 years 1 month 21 days	8 years 3 months 7 days
Exercisable at the end (in years)			6 years 10 months 6 days	7 years 2 months 16 days
Unvested at the end (in years)			8 years 6 months 29 days	8 years 10 months 10 days
Aggregate intrinsic value outstanding			$ 13,056	$ 9,812	$ 3,068
Exercisable at the end (in dollars)			8,492	5,093
Unvested at the end (in dollars)			$ 4,564	4,719
Shares of restricted common stock issued upon the early exercise of the Executive grants	24,300,000		11,000,000
Unrecognized stock-based compensation expense	$ 68,600		$ 3,000
Unrecognized stock-based compensation expense, weighted-average period of recognition	2 years		2 years
Aggregate intrinsic value of options exercised	$ 47,800	$ 1,000	$ 1,400	$ 500